SHORT-TERM BANK LOANS	12 Months Ended
Dec. 31, 2021
SHORT-TERM BANK LOANS
SHORT-TERM BANK LOANS

8     SHORT-TERM BANK LOANS

As of December 31, 2020, the Company has drawn RMB10,710, which will mature in 12 months from the drawdown date. The applicable interest rate for the loan is 5.3% per annum. The loan was subsequently repaid in February 2021.

On August 7, 2021, the company signed a credit extension contract with the China Merchants Bank. The carrying value of office buildings pledged for the borrowing was RMB95,291. As of December 31, 2021, the Company has drawn RMB30,000, which will mature during the period from August 2022 to November 2022 and the annual interest rate is 5.3%.

Interest expenses of the loans were RMB565, RMB5,047 and RMB322 for the years ended December 31, 2019, 2020 and 2021, respectively.